Investment In SABMiller (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Economic and voting interest	27.00%
Equity investment at carrying value	$ 5,509,000,000	$ 5,367,000,000
SABMiller [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment at fair value	15,200,000,000	15,100,000,000
Equity investment at carrying value	$ 5,500,000,000	$ 5,400,000,000